Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Summary of other liabilities
A summary of “Other liabilities” as of December 31, 2021 and 2020 is as follows:

	2021	2020
	(in millions)
Advances on buy-back agreements	$1,146	$1,355
Warranty and campaign programs	987	995
Marketing and sales incentive programs	1,558	1,324
Tax payables	904	654
Accrued expenses and deferred income	685	672
Accrued employee benefits	935	681
Lease liabilities	417	453
Legal reserves and other provisions	316	332
Contract reserve	367	389
Contract liabilities	1,458	1,381
Restructuring reserve	71	76
Other	1,529	1,100
Total	$10,373	$9,412

Summary of recorded activity for the basic warranty and campaign program accrual	A summary of recorded activity for the basic warranty and campaign program accrual for the years ended December 31, 2021 and 2020 are as follows:

	2021	2020
	(in millions)
Balance, beginning of year	$995	$919
Current year additions	800	784
Claims paid	(713)	(685)
Currency translation adjustment and other	(95)	(23)
Balance, end of year	$987	$995

Schedule of restructuring activity
The following table sets forth restructuring activity for the years ended December 31, 2021, 2020 and 2019:

	Severance and Other Employee Costs	Facility Related Costs	Other Restructuring	Total
	(in millions)
Balance at January 1, 2019	$40	$30	$1	$71
Restructuring charges	98	(2)	13	109
Reserves utilized: cash	(77)	25	(4)	(56)
Reserves utilized: non-cash	3	(16)	(7)	(20)
Currency translation adjustments	(2)	1	—	(1)
Balance at December 31, 2019	$62	$38	$3	$103
Restructuring charges	46	3	—	49
Reserves utilized: cash	(61)	(7)	(4)	(72)
Reserves utilized: non-cash	(6)	(5)	2	(9)
Currency translation adjustments	3	1	1	5
Balance at December 31, 2020	$44	$30	$2	$76
Restructuring charges	70	2	2	74
Reserves utilized: cash	(74)	(2)	3	(73)
Reserves utilized: non-cash	7	(6)	(2)	(1)
Currency translation adjustments	(3)	(1)	(1)	(5)
Balance at December 31, 2021	$44	$23	$4	$71